OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
NOTE 9      -          OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of December 31,
	2019	2018
Tax payables	$282	$12,096
Interest payable	1,057	986
Others	5,962	4,035
	$7,301	$17,117